United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-07309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2019

Date of Reporting Period: Quarter ended 05/31/2018

Item 1.	Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURY—38.2%
		U.S. Treasury Bonds—14.2%
$1,250,000		2.250%, 8/15/2046	$1,068,863
7,250,000		2.500%, 2/15/2045	6,567,566
7,650,000		2.750%, 8/15/2042	7,322,484
2,000,000		2.750%, 8/15/2047	1,895,800
2,050,000		2.750%, 11/15/2047	1,942,876
2,000,000		3.125%, 2/15/2043	2,042,248
14,000,000		3.625%, 8/15/2043	15,521,212
900,000		5.375%, 2/15/2031	1,138,138
		TOTAL	37,499,187
		U.S. Treasury Notes—24.0%
20,000,000		1.125%, 2/28/2021	19,255,976
1,500,000		1.500%, 8/15/2026	1,352,675
10,000,000		2.000%, 6/30/2024	9,587,578
8,000,000		2.125%, 8/15/2021	7,884,751
4,000,000		2.125%, 12/31/2022	3,909,156
3,250,000		2.250%, 8/15/2027	3,089,146
10,000,000		2.375%, 1/31/2023	9,877,500
5,500,000		2.375%, 5/15/2027	5,291,195
3,000,000		2.750%, 4/30/2023	3,011,508
		TOTAL	63,259,485
		TOTAL U.S. TREASURY (IDENTIFIED COST $99,122,121)	100,758,672
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
17,386	[1]	3.465%, 7/1/2035 (IDENTIFIED COST $17,219)	18,148
		GOVERNMENT AGENCIES—9.9%
		Federal Farm Credit System—0.5%
1,000,000		5.375%, 11/10/2020	1,067,195
249,000		5.800%, 11/10/2021	274,089
		TOTAL	1,341,284
		Federal Home Loan Bank System—9.4%
17,750,000		2.625%, 5/28/2020	17,811,293
6,000,000		3.000%, 9/11/2026	5,964,805
1,000,000		4.125%, 3/13/2020	1,028,317
		TOTAL	24,804,415
		Federal Home Loan Mortgage Corporation—0.0%
70,000		6.750%, 9/15/2029	93,641
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $26,295,028)	26,239,340
		MORTGAGE-BACKED SECURITIES—11.8%
		Federal Home Loan Mortgage Corporation—5.0%
5,126,375		3.500%, 1/1/2047	5,118,136
5,435,774		3.500%, 12/1/2047	5,424,490
2,496,627		4.000%, 4/1/2048	2,551,339
6,239		4.500%, 11/1/2018	6,264

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$64,358		5.500%, 11/1/2020	$66,043
		TOTAL	13,166,272
		Federal National Mortgage Association—4.5%
8,850,782		3.500%, 1/1/2048	8,836,559
2,488,920		4.000%, 2/1/2048	2,543,818
42,543		5.000%, 6/1/2020	43,372
68,093		5.000%, 1/1/2035	72,813
53,517		5.500%, 2/1/2023	55,330
77,752		5.500%, 6/1/2025	83,538
79,712		6.000%, 2/1/2026	87,596
71,891		6.000%, 4/1/2026	79,002
53,328		6.000%, 7/1/2034	59,537
20,363		6.000%, 1/1/2037	22,666
		TOTAL	11,884,231
		Government National Mortgage Association—0.3%
388,105		4.000%, 5/15/2025	399,852
88,200		5.000%, 3/15/2023	91,319
146,304		5.500%, 2/15/2023	152,558
99,781		5.500%, 5/15/2038	109,809
40,706		6.000%, 1/20/2029	44,450
23,523		6.000%, 3/15/2032	26,042
28,787		6.500%, 10/15/2031	32,265
349		7.500%, 10/15/2026	395
16,261		7.500%, 10/15/2027	18,552
		TOTAL	875,242
		Government Agency—2.0%
5,096,540		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	5,015,397
116,221		FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	114,036
		TOTAL	5,129,433
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $30,870,082)	31,055,178
		COMMERCIAL MORTGAGE-BACKED SECURITIES—36.7%
		Agency Commercial Mortgage-Backed Securities—36.7%
4,624,740	[1]	FHLMC REMIC KS02 A, 2.289% (1-month USLIBOR +0.380%), 8/25/2023	4,626,975
1,769,684		FHLMC REMIC K003 A4, 5.053%, 1/25/2019	1,781,388
744,704		FHLMC REMIC K011 A1, 2.917%, 8/25/2020	745,732
1,000,000		FHLMC REMIC K031 A2, 3.300%, 4/25/2023	1,011,447
9,400,000		FHLMC REMIC K027 A2, 2.637%, 1/25/2023	9,230,347
6,000,000		FHLMC REMIC K049 A2, 3.010%, 7/25/2025	5,909,087
7,586,345		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	7,518,909
9,006,004		FHLMC REMIC K053 A1, 2.548%, 2/25/2025	8,854,182
4,650,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	4,462,196
9,325,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	9,291,675
1,359,389		FHLMC REMIC K714 A1, 2.075%, 12/25/2019	1,355,012
9,266,451		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	9,174,427
1,500,000		FHLMC REMIC K720 A2, 2.716%, 6/25/2022	1,485,143
3,675,231		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	3,664,635
6,825,198		FHLMC REMIC KJ03 A1, 1.669%, 1/25/2021	6,667,959
7,297,839		FHLMC REMIC KJ08 A2, 2.356%, 8/25/2022	7,149,233
1,565,800		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	1,566,113

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$650,000		FNMA REMIC 2012-M13 A2, 2.377%, 5/25/2022	$634,362
4,000,000		FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	3,956,540
8,000,000		FNMA REMIC 2016-M2 AV2, 2.152%, 1/25/2023	7,778,257
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $100,330,893)	96,863,619
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
		Federal Home Loan Mortgage Corporation—1.0%
58,892	[1]	REMIC 2411 FJ, 2.269% (1-month USLIBOR +0.350%), 12/15/2029	59,134
191,191	[1]	REMIC 2458 FB, 2.919% (1-month USLIBOR +1.000%), 1/15/2032	195,471
28,029	[1]	REMIC 2534 FI, 2.819% (1-month USLIBOR +0.900%), 2/15/2032	28,580
1,441,547		REMIC 2601 DA, 4.000%, 4/15/2023	1,465,259
915,607	[1]	REMIC 3322 FB, 2.309% (1-month USLIBOR +0.390%), 5/15/2037	917,592
		TOTAL	2,666,036
		Federal National Mortgage Association—1.1%
127		REMIC 1989-35 G, 9.500%, 7/25/2019	130
427,235	[1]	REMIC 1999-51 F, 2.439% (1-month USLIBOR +0.500%), 9/17/2029	429,400
221,881	[1]	REMIC 2006-58 FP, 2.260% (1-month USLIBOR +0.300%), 7/25/2036	222,239
418,728	[1]	REMIC 2006-85 PF, 2.340% (1-month USLIBOR +0.380%), 9/25/2036	420,732
478,499	[1]	REMIC 2007-46 FA, 2.330% (1-month USLIBOR +0.370%), 5/25/2037	479,434
555,508		REMIC 2008-17 PA, 4.500%, 10/25/2037	573,174
679,866		REMIC 2009-14 PB, 3.500%, 3/25/2024	685,065
154,933	[1]	REMIC 370 F21, 2.260% (1-month USLIBOR +0.300%), 6/25/2036	154,983
		TOTAL	2,965,157
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,698,783)	5,631,193
		INVESTMENT COMPANY—1.0%
2,529,807		Federated Government Obligations Fund, Premier Shares, 1.65%[2] (IDENTIFIED COST $2,529,807)	2,529,807
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $264,863,933)	263,095,957
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	704,757
		TOTAL NET ASSETS—100%	$263,800,714

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2018	14,122,267
Purchases/Additions	14,288,990
Sales/Reductions	(25,881,450)
Balance of Shares Held 5/31/2018	2,529,807
Value	$2,529,807
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$36,345
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$100,758,672	$—	$100,758,672
Adjustable Rate Mortgages	—	18,148	—	18,148
Government Agencies	—	26,239,340	—	26,239,340
Mortgage-Backed Securities	—	31,055,178	—	31,055,178
Commercial Mortgage-Backed Securities	—	96,863,619	—	96,863,619
Collateralized Mortgage Obligations	—	5,631,193	—	5,631,193
Investment Company	2,529,807	—	—	2,529,807
TOTAL SECURITIES	$2,529,807	$260,566,150	$—	$263,095,957
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018